Share Capital and Dividends - Summary of Transaction Activity Related to Subordinate Voting Shares and Multiple Voting Shares (Details) $ in Thousands	5 Months Ended	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 shares	Mar. 31, 2017 shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares		25,951,311	24,601,490	22,255,809
Number of share options exercised in share-based payment arrangement			2,500
Balance, shares	55,665,476	55,665,476	25,951,311	24,601,490
Subordinate Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares	48,404,753
Number of share options exercised in share-based payment arrangement	91,739
Balance, shares	48,496,492	48,496,492
Beginning balance (Old Alithya balance) | $	$ 182,776
Share-based compensation on shares vested during the period, issued on business acquisitions | $	268
Exercise of stock options, value | $	302
Ending balance | $	$ 183,346	$ 183,346
Multiple Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares	7,168,984
Balance, shares	7,168,984	7,168,984
Beginning balance (Old Alithya balance) | $	$ 3,515
Ending balance | $	$ 3,515	$ 3,515